Property and equipment, net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net
Office equipment	$ 90		$ 90		$ 88	$ 80
Less accumulated depreciation	(68)		(68)		(54)	(34)
Property and equipment, net	22		22		34	46
Depreciation	$ 5	$ 5	$ 14	$ 15	$ 20	$ 6